Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced[2]			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2013-20 CIK # Not Applicable
		Morgan Stanley	127	32,805,743.25	100.00%	1	560,407.48	1.71%	2	591,987.28	1.80%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			127	32,805,743.25	100.00%	1	560,407.48	1.71%	2	591,987.28	1.80%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%

2 The Securitizer disclosed in its quarterly filing made on May 15, 2014 pursuant to Rule 15Ga-1(c)(2)(ii) that one asset originated by Morgan Stanley was subject to a demand to repurchase or replace such asset and was in dispute and was not rejected, withdrawn, repurchased or cured (the “2013-20 Pending Asset”). As disclosed herein, during the 3-month period ending June 30, 2014, the 2013-20 Pending Asset was repurchased.